Borrowings - Borrowings' Remaining Contractual Maturities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [Line Items]
Remaining contractual maturities of borrowings	¥ 356,336	¥ 366,350
Within 1 year [member]
Disclosure of detailed information about borrowings [Line Items]
Remaining contractual maturities of borrowings	107,461	58,923
Between 1 and 2 years [member]
Disclosure of detailed information about borrowings [Line Items]
Remaining contractual maturities of borrowings	129,885	53,250
Between 2 and 5 years [member]
Disclosure of detailed information about borrowings [Line Items]
Remaining contractual maturities of borrowings	102,490	226,124
After 5 years [member]
Disclosure of detailed information about borrowings [Line Items]
Remaining contractual maturities of borrowings	¥ 16,500	¥ 28,053